Deferred grant income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred grant income
Deferred grant income	$ 377,313
Less: current portion of deferred grant income	176,746
Long-term portion of deferred grant income	200,567
Deferred grant income	$ 115,579	$ 0